COMMON SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
COMMON SHARE CAPITAL
Summary of common share transactions

	2025		2024
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,229,126	$4,487.3	1,227,838	$4,481.6
Issued:
Issued under share option and restricted share plans	1,377	6.6	1,288	5.7
Repurchase and cancellation of common shares (i)	(30,660)	(111.9)	—	—
Total common share capital	1,199,843	$4,382.0	1,229,126	$4,487.3

i.Repurchase and cancellation of common shares

On March 19, 2025, the Company received approval from the TSX to renew its normal course issuer bid (“NCIB”) program. Under the program, the Company is authorized to purchase up to 110,359,160 of its common shares during the period starting on March 24, 2025 and ending on March 23, 2026.

During the year ended December 31, 2025, the Company repurchased and cancelled 30,660,141 common shares for $612.2 million, including taxes of $11.9 million, at an average price of $19.58 per share. The book value of the cancelled shares was $111.9 million and was recorded as a reduction to common share capital.

Summary of dividends on common shares

	2025		2024
	Per share	Total paid	Per share	Total paid
Dividends declared and paid during the period:
Three months ended March 31	$0.030	$36.9	$0.030	$36.9
Three months ended June 30	0.030	36.7	0.030	36.8
Three months ended September 30	0.030	36.4	0.030	36.9
Three months ended December 31	0.035	42.1	0.030	36.9
Total		$152.1		$147.5